Investments in Affiliates	12 Months Ended
Dec. 31, 2015
Investments in Affiliates
Investments in Affiliates

7. Investments in affiliates

        In August 2015, an affiliated company Gemini Shipholdings Corporation ("Gemini") was formed by the Company and Virage International Ltd. ("Virage"), a company controlled by the Company's largest shareholder. Gemini acquired a 100% interest in entities with capital leases for the Suez Canal and Genoa and that own the container vessel NYK Lodestar. Additionally, Gemini has agreed to acquire the container vessel NYK Leo, which was delivered on February 4, 2016. Gemini financed these acquisitions with the assumption of capital lease obligations of $35.4 million, $9.0 million of borrowings under a secured loan facility and an aggregate of $27.0 million from equity contributions from the Company and Virage, which subscribed in cash for 49% and 51%, respectively, of Gemini's issued and outstanding share capital. As of December 31, 2015, Gemini consolidated its wholly owned subsidiaries listed below:

Company	Vessel Name	Year Built	TEU(1)	Date of vessel delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	NYK Lodestar	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	NYK Leo	2002	6,422	February 4, 2016

(1)	Twenty-foot equivalent unit, the international standard measure for containers and containership capacity.

        The Company has determined that Gemini is a variable interest entity of which the Company is not the primary beneficiary, and as such, this affiliated company is accounted for under the equity method and recorded under "Equity loss on investments" in the consolidated Statements of Operations. The Company does not guarantee the debt of Gemini and its subsidiaries and has the right to purchase all of the beneficial interest in Gemini that it does not own for fair market value at any time after December 31, 2018, or earlier if permitted under its credit facilities.The net assets of Gemini total $23.0 million as of December 31, 2015. The Company's exposure is limited to its share of the net assets of Gemini proportionate to its 49% equity interest in Gemini.

        A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

2015
Current assets	$12,578
Non-current assets	$54,771
Current liabilities	$5,552
Non-current liabilities	$38,758
Net operating revenues	$1,775
Net loss	$3,961